DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Debt Commitment Letter and Equity Facility Investor (Details) - USD ($) $ / shares in Units, shares in Millions	May 15, 2022	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrant		$ 11.50	$ 11.50
New Dragonfly | Debt Commitment Letter | Initial lenders | Penny Warrants
Subsidiary, Sale of Stock [Line Items]
Percentage of common stock issuable on exercise of warrants	3.60%
Warrants term	10 years
New Dragonfly | Debt Commitment Letter | Initial lenders | Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	1.6
Exercise price of warrant	$ 10
Warrants term	5 years
New Dragonfly | Debt Commitment Letter | Term Loan Facility
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount	$ 75,000,000
Maturity term	4 years
Quarterly amortization percent per annum	5.00%
New Dragonfly | Equity Facility Letter Agreement
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 150,000,000
Purchase term of common stock	36 months